Borrowings and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Borrowings and lease liabilities [Abstract]
Components of Borrowings
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Current liabilities
Mining hardware finance	-	61,988
Capitalized borrowing costs - mining hardware finance	-	(1,774)
Mining hardware finance accrued interest	-	189
Lease liability	192	81

	192	60,484
Non-current liabilities
Mining hardware finance	-	47,421
Capitalized borrowing costs – mining hardware finance	-	(803)
Lease liability	1,256	1,185

	1,256	47,803

	1,448	108,287

Reconciliation of Lease Liabilities	A reconciliation of lease liabilities is set out below, an undiscounted contractional maturity analysis of lease liabilities is included in Note 24.

Reconciliation	US$’000
Balance as at 1 July 2021	1,010
Additions	297
Lease charges	(106)
Finance charges	101
Exchange differences	(36)
Balance as at 30 June 2022	1,267
Additions	390
Lease charges	(332)
Finance charges	166
Exchange differences	(42)
Balance as at 30 June 2023	1,448
Current portion	192
Non-current portion	1,256